Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2021
Assets Held for Sale [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
At December 31, 2021, the carrying amounts of the assets and liabilities of Mercedes classified as held for sale were as follows:

Assets held for sale
Cash and cash equivalents	$4,575
Trade and other receivables	6,878
Inventories	12,935
Mineral properties, plant and equipment	183,137
Other assets	13
207,538
Liabilities relating to assets held for sale
Accounts payable and accrued liabilities	(13,282)
Derivative liabilities	(39,986)
Reclamation and closure cost provision	(11,863)
Deferred tax liabilities	(18,084)
Other liabilities	(2,530)
(85,745)
Net assets held for sale	$121,793

Disclosure of Detailed Information for Changes in the Carrying Amount of Derivative Liabilities
The changes in the carrying amount of the Stream Arrangement derivative liabilities during the year ended December 31, 2021 were as follows:

Balance – December 31, 2020	$—
Assumed in Premier Acquisition (note 5(a))	40,369
Gold and silver delivered	(6,802)
Change in fair value	6,419
Balance – December 31, 2021	$39,986